Equity-Based Compensation - Summary of Equity-Based Compensation Expense from Continuing Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
Total equity compensation expense	$ 91	$ 87	$ 57